DEBT - Long-term Debt Obligations (Details) - USD ($) $ in Thousands	Dec. 28, 2019	Dec. 29, 2018	Nov. 01, 2018	Oct. 31, 2018	Jun. 14, 2018	Dec. 17, 2012
Debt
Total	$ 163,850	$ 202,501
Less current portion	(2,816)	(148)
Less debt issuance costs	(167)	(223)
Long-term portion	160,867	202,130
Capital Leases and Foreign Affiliate Debt
Debt
Total	174	311
Senior Notes | Series 2018 C Senior Notes
Debt
Total	$ 40,000	$ 40,000
Interest rate (in hundredths)	4.20%	4.20%			4.20%
Senior Notes | Series 2018 D Senior Notes
Debt
Total	$ 35,000	$ 35,000
Interest rate (in hundredths)	4.27%	4.27%			4.27%
Senior Notes | Series 2012 Senior Notes Tranche A
Debt
Total	$ 35,000	$ 35,000
Interest rate (in hundredths)	3.89%	3.89%				3.89%
Senior Notes | Series 2012 Senior Notes Tranche B
Debt
Total	$ 40,000	$ 40,000
Interest rate (in hundredths)	3.98%	3.98%				3.98%
Revolving Credit Facility
Debt
Total		$ 39,010
Maximum borrowing capacity	$ 375,000		$ 375,000	$ 295,000
Interest rate at period end (in hundredths)	2.54%	3.39%
Revolving Credit Facility | Domestic and Foreign Borrowings
Debt
Total	$ 4,000	$ 42,500
Revolving Credit Facility | Foreign Subsidiary Debt
Debt
Total	$ 3,976	$ 3,480
Interest rate at period end (in hundredths)	1.88%	2.94%
Corporate Debt Securities | Series 1999 Industrial Development Revenue Bonds
Debt
Total	$ 3,300	$ 3,300
Interest rate at period end (in hundredths)	1.14%	1.94%
Corporate Debt Securities | Series 2000 Industrial Development Revenue Bonds
Debt
Total	$ 2,700	$ 2,700
Interest rate at period end (in hundredths)	1.57%	2.00%
Corporate Debt Securities | Series 2002 Industrial Development Revenue Bonds
Debt
Total	$ 3,700	$ 3,700
Interest rate at period end (in hundredths)	1.79%	1.99%